(Loss) earnings per share	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
(Loss) earnings per share

27. (Loss) earnings per share

	Year ended December 31, 2025
	Loss for the year	Basic and diluted - Weighted average number of ordinary shares outstanding	Basic and diluted - Loss per share (in dollars)
Loss attributable to the parent	$(20,173,616)	16,365,798	$(1.23)

	Year ended December 31, 2024
	Profit for the year	Basic and diluted - Weighted average number of ordinary shares outstanding	Basic and diluted - Earnings per share (in dollars)
Profit attributable to the parent	$1,104,213	15,762,887	$0.07

	Year ended December 31, 2023
	Profit for the year	Basic and diluted - Weighted average number of ordinary shares outstanding	Basic and diluted - Earnings per share (in dollars)
Profit attributable to the parent	$1,418,643	15,762,887	$0.09

a) There were no potentially dilutive instruments in 2025, 2024 and 2023.

b) Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.

c) For the year ended December 31, 2025, the weighted average number of shares reflects the issuance of 1,250,000 shares on July 31, 2025, and 187,500 shares on August 7, 2025, on a pro-rata basis from their respective dates of issuance.